Document and Entity Information	Dec. 27, 2024
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Dec. 27, 2024
Entity File Number	001-33357
Entity Registrant Name	Protalix BioTherapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	65-0643773
Entity Address, Address Line One	2 University Plaza
Entity Address, Adress Line Two	Suite 100
Entity Address, State or Province	NJ
Entity Address, City or Town	Hackensack
Entity Address, Postal Zip Code	07601
City Area Code	201
Local Phone Number	696-9345
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	PLX
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false
Entity Central Index Key	0001006281
Amendment Flag	false
Current Fiscal Year End Date	--12-31